Assets and Liabilities for insurance and reinsurance contracts - Summary of CSM movement for insurance contract portfolios (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual Service Margin as of January 1	S/ 742,870
Insurance service result	(169,789)	S/ (178,392)	S/ (252,854)
Total changes in the statement of income	71,249	67,062	(46,697)
Balance as of December 31	870,851	742,870
Contractual service margin [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual Service Margin as of January 1	742,870	599,799
Contractual service margin recognized for services provided	(94,596)	(80,778)
Contracts initially recognized in the period	269,737	289,323
Changes in estimates that adjust the contractual service margin	(95,243)	(98,705)
Insurance service result	79,898	109,840
Insurance financial expenses	46,348	37,868
Effect of movements in exchange difference	1,735	(4,637)
Total changes in the statement of income	127,981	143,071
Balance as of December 31	S/ 870,851	S/ 742,870	S/ 599,799